Related party transactions - Additional Information (Detail) - GBP (£) £ in Millions		6 Months Ended
	Jun. 29, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Revenue		£ 6,132.5	£ 5,582.7	[1],[2]
Kantar [member]
Disclosure of transactions between related parties [line items]
Payments for further investment	£ 92.9
Numerator [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	40.00%
USA [Member] | Compas [Member]
Disclosure of transactions between related parties [line items]
Revenue		£ 93.5	£ 49.7

[1]	During 2020, the Group announced the intention to combine Grey and AKQA into AKQA Group, and to bring Geometry and GTB into VMLY&R, and International Healthcare into VMLY&R and Ogilvy. As a result AKQA, Geometry, GTB and International Healthcare are now reported within Global Integrated Agencies, having previously been reported within Specialist Agencies. Prior year figure have been re-presented to reflect these changes.
[2]	Figures have been restated as described in the accounting policies.